Distribution Date:	04/15/26	JPMCC Commercial Mortgage Securities Trust 2019-COR5
Determination Date:	04/09/26
Next Distribution Date:	05/15/26
Record Date:	03/31/26	Commercial Mortgage Pass-Through Certificates
Series 2019-COR5

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 272-6858
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	13		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Mortgage Loan Detail (Part 2)	14		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	15	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Historical Detail	16
			Attention: JPMCC 2019-COR5 Transaction Manager		notices@pentalphasurveillance.com
Delinquency Loan Detail	17		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Collateral Stratification and Historical Detail	18	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	19		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	20				trustadministrationgroup@computershare.com
Modified Loan Detail	21-22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	23
Historical Bond / Collateral Loss Reconciliation Detail	24
Interest Shortfall Detail - Collateral Level	25
Supplemental Notes	26

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46591EAQ0	2.337200%	14,650,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46591EAR8	3.149900%	66,432,000.00	6,213,829.91	5,206,764.65	16,310.79	0.00	0.00	5,223,075.44	1,007,065.26	34.45%	30.00%
A-3	46591EAS6	3.123400%	162,850,000.00	162,850,000.00	0.00	423,871.41	0.00	0.00	423,871.41	162,850,000.00	34.45%	30.00%
A-4	46591EAT4	3.386100%	218,498,000.00	218,498,000.00	0.00	616,546.73	0.00	0.00	616,546.73	218,498,000.00	34.45%	30.00%
A-SB	46591EAU1	3.219000%	26,615,000.00	16,956,666.82	547,789.10	45,486.26	0.00	0.00	593,275.36	16,408,877.72	34.45%	30.00%
A-S	46591EAV9	3.669200%	57,638,000.00	57,638,000.00	0.00	176,237.79	0.00	0.00	176,237.79	57,638,000.00	24.98%	21.75%
B	46591EAW7	3.871000%	34,932,000.00	34,932,000.00	0.00	112,684.81	0.00	0.00	112,684.81	34,932,000.00	19.24%	16.75%
C	46591EAX5	3.750000%	30,565,000.00	30,565,000.00	0.00	95,515.62	0.00	0.00	95,515.62	30,565,000.00	14.21%	12.38%
D	46591EAC1	3.000000%	17,000,000.00	17,000,000.00	0.00	42,500.00	0.00	0.00	42,500.00	17,000,000.00	11.42%	9.94%
E-RR	46591EAE7	4.896046%	17,059,000.00	17,059,000.00	0.00	69,601.37	0.00	0.00	69,601.37	17,059,000.00	8.61%	7.50%
F-RR	46591EAG2	4.896046%	16,592,000.00	16,592,000.00	0.00	67,695.99	0.00	0.00	67,695.99	16,592,000.00	5.89%	5.13%
G-RR	46591EAJ6	4.896046%	6,987,000.00	6,987,000.00	0.00	28,507.23	0.00	0.00	28,507.23	6,987,000.00	4.74%	4.13%
H-RR*	46591EAL1	4.896046%	28,819,121.00	28,819,019.14	0.00	51,332.12	0.00	0.00	51,332.12	28,819,019.14	0.00%	0.00%
R	46591EAN7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			698,637,121.00	614,110,515.87	5,754,553.75	1,746,290.12	0.00	0.00	7,500,843.87	608,355,962.12

X-A	46591EAY3	1.576513%	546,683,000.00	462,156,496.73	0.00	607,163.22	246,931.06	0.00	854,094.28	456,401,942.98
X-B	46591EAZ0	1.081512%	65,497,000.00	65,497,000.00	0.00	59,029.83	0.00	0.00	59,029.83	65,497,000.00
X-D	46591EAA5	1.896046%	17,000,000.00	17,000,000.00	0.00	26,860.65	0.00	0.00	26,860.65	17,000,000.00
Notional SubTotal			629,180,000.00	544,653,496.73	0.00	693,053.70	246,931.06	0.00	939,984.76	538,898,942.98

Deal Distribution Total					5,754,553.75	2,439,343.82	246,931.06	0.00	8,440,828.63

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46591EAQ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46591EAR8	93.53669783	78.37735805	0.24552610	0.00000000	0.00000000	0.00000000	0.00000000	78.62288415	15.15933978
A-3	46591EAS6	1,000.00000000	0.00000000	2.60283334	0.00000000	0.00000000	0.00000000	0.00000000	2.60283334	1,000.00000000
A-4	46591EAT4	1,000.00000000	0.00000000	2.82174999	0.00000000	0.00000000	0.00000000	0.00000000	2.82174999	1,000.00000000
A-SB	46591EAU1	637.10940522	20.58196881	1.70904603	0.00000000	0.00000000	0.00000000	0.00000000	22.29101484	616.52743641
A-S	46591EAV9	1,000.00000000	0.00000000	3.05766664	0.00000000	0.00000000	0.00000000	0.00000000	3.05766664	1,000.00000000
B	46591EAW7	1,000.00000000	0.00000000	3.22583333	0.00000000	0.00000000	0.00000000	0.00000000	3.22583333	1,000.00000000
C	46591EAX5	1,000.00000000	0.00000000	3.12499984	0.00000000	0.00000000	0.00000000	0.00000000	3.12499984	1,000.00000000
D	46591EAC1	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-RR	46591EAE7	1,000.00000000	0.00000000	4.08003810	0.00000000	0.00000000	0.00000000	0.00000000	4.08003810	1,000.00000000
F-RR	46591EAG2	1,000.00000000	0.00000000	4.08003797	0.00000000	0.00000000	0.00000000	0.00000000	4.08003797	1,000.00000000
G-RR	46591EAJ6	1,000.00000000	0.00000000	4.08003864	0.00000000	0.00000000	0.00000000	0.00000000	4.08003864	1,000.00000000
H-RR	46591EAL1	999.99646554	0.00000000	1.78118271	2.29884111	34.60849621	0.00000000	0.00000000	1.78118271	999.99646554
R	46591EAN7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46591EAY3	845.38296733	0.00000000	1.11063124	0.00000000	0.00000000	0.45168966	0.00000000	1.56232091	834.85665912
X-B	46591EAZ0	1,000.00000000	0.00000000	0.90126006	0.00000000	0.00000000	0.00000000	0.00000000	0.90126006	1,000.00000000
X-D	46591EAA5	1,000.00000000	0.00000000	1.58003824	0.00000000	0.00000000	0.00000000	0.00000000	1.58003824	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	03/01/26 - 03/30/26	30	0.00	16,310.79	0.00	16,310.79	0.00	0.00	0.00	16,310.79	0.00
A-3	03/01/26 - 03/30/26	30	0.00	423,871.41	0.00	423,871.41	0.00	0.00	0.00	423,871.41	0.00
A-4	03/01/26 - 03/30/26	30	0.00	616,546.73	0.00	616,546.73	0.00	0.00	0.00	616,546.73	0.00
A-SB	03/01/26 - 03/30/26	30	0.00	45,486.26	0.00	45,486.26	0.00	0.00	0.00	45,486.26	0.00
X-A	03/01/26 - 03/30/26	30	0.00	607,163.22	0.00	607,163.22	0.00	0.00	0.00	607,163.22	0.00
X-B	03/01/26 - 03/30/26	30	0.00	59,029.83	0.00	59,029.83	0.00	0.00	0.00	59,029.83	0.00
X-D	03/01/26 - 03/30/26	30	0.00	26,860.65	0.00	26,860.65	0.00	0.00	0.00	26,860.65	0.00
A-S	03/01/26 - 03/30/26	30	0.00	176,237.79	0.00	176,237.79	0.00	0.00	0.00	176,237.79	0.00
B	03/01/26 - 03/30/26	30	0.00	112,684.81	0.00	112,684.81	0.00	0.00	0.00	112,684.81	0.00
C	03/01/26 - 03/30/26	30	0.00	95,515.63	0.00	95,515.63	0.00	0.00	0.00	95,515.62	0.00
D	03/01/26 - 03/30/26	30	0.00	42,500.00	0.00	42,500.00	0.00	0.00	0.00	42,500.00	0.00
E-RR	03/01/26 - 03/30/26	30	0.00	69,601.37	0.00	69,601.37	0.00	0.00	0.00	69,601.37	0.00
F-RR	03/01/26 - 03/30/26	30	0.00	67,695.99	0.00	67,695.99	0.00	0.00	0.00	67,695.99	0.00
G-RR	03/01/26 - 03/30/26	30	0.00	28,507.23	0.00	28,507.23	0.00	0.00	0.00	28,507.23	0.00
H-RR	03/01/26 - 03/30/26	30	927,352.23	117,582.70	0.00	117,582.70	66,250.58	0.00	0.00	51,332.12	997,386.44
Totals			927,352.23	2,505,594.41	0.00	2,505,594.41	66,250.58	0.00	0.00	2,439,343.82	997,386.44

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

	Additional Information
Total Available Distribution Amount (1)	8,440,828.63
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,515,889.13	Master Servicing Fee	2,849.22
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,288.17
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	264.41
ARD Interest	0.00	Operating Advisor Fee	1,707.93
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	185.01
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,515,889.13	Total Fees	10,294.75

Principal		Expenses/Reimbursements
Scheduled Principal	364,722.86	Reimbursement for Interest on Advances	237.55
Unscheduled Principal Collections		ASER Amount	53,922.64
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	12,090.39
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	5,389,830.89	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	5,754,553.75	Total Expenses/Reimbursements	66,250.58

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	246,931.06	Interest Distribution	2,439,343.82
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	5,754,553.75
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	246,931.06
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	246,931.06	Total Payments to Certificateholders and Others	8,440,828.63
Total Funds Collected	8,517,373.94	Total Funds Distributed	8,517,373.96

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	614,110,515.87	614,110,515.87	Beginning Certificate Balance	614,110,515.87
(-) Scheduled Principal Collections	364,722.86	364,722.86	(-) Principal Distributions	5,754,553.75
(-) Unscheduled Principal Collections	5,389,830.89	5,389,830.89	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	608,355,962.12	608,355,962.12	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	615,081,230.71	615,081,230.71	Ending Certificate Balance	608,355,962.12
Ending Actual Collateral Balance	609,363,744.87	609,363,744.87

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.90%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 26

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	8,617,181.54	1.42%	35	5.0000	NAP	Defeased	1	8,617,181.54	1.42%	35	5.0000	NAP
	9,999,999 or less	6	38,690,797.17	6.36%	36	5.1432	1.369585	1.49 or less	12	256,090,014.50	42.10%	37	4.8255	0.858477
10,000,000 to 19,999,999		6	84,605,715.80	13.91%	24	4.6490	1.285239	1.50 to 1.75	3	65,339,279.07	10.74%	35	4.8514	1.573182
20,000,000 to 24,999,999		4	91,389,950.69	15.02%	36	4.8920	1.738920	1.76 to 2.00	2	37,717,948.00	6.20%	8	4.5689	1.855765
25,000,000 to 49,999,999		7	218,176,231.26	35.86%	35	5.0009	1.339266	2.01 to 2.25	5	159,600,000.00	26.23%	34	4.8205	2.211729
	50,000,000 or greater	3	166,876,085.66	27.43%	35	4.3063	2.052841	2.26 to 2.50	2	25,511,895.20	4.19%	34	5.1575	2.327454
	Totals	27	608,355,962.12	100.00%	34	4.7541	1.592158	2.51 to 2.75	2	55,479,643.81	9.12%	35	4.0213	2.711111
								2.76 or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	27	608,355,962.12	100.00%	34	4.7541	1.592158
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	1	8,617,181.54	1.42%	35	5.0000	NAP
							Defeased	1	8,617,181.54	1.42%	35	5.0000	NAP
Alabama	1	6,423,619.66	1.06%	34	5.1500	2.320000
							Lodging	4	35,000,000.00	5.75%	37	4.9580	1.200000
California	3	30,777,710.11	5.06%	38	4.6426	1.204403
							Mixed Use	6	24,909,927.38	4.09%	28	4.6006	1.142082
Florida	5	108,848,204.25	17.89%	33	4.9879	1.967414
							Mobile Home Park	2	7,381,369.90	1.21%	35	5.0644	2.575896
Idaho	1	11,054,521.47	1.82%	34	4.8740	1.370000
							Multi-Family	64	169,414,901.43	27.85%	29	4.8200	2.115966
Illinois	43	66,320,953.09	10.90%	34	4.5956	2.105630
							Office	29	247,720,712.39	40.72%	36	4.6139	1.279613
Louisiana	1	18,602,500.00	3.06%	37	4.9580	1.200000
							Other	1	281,503.70	0.05%	34	4.5540	2.220000
Michigan	1	2,950,292.41	0.48%	34	5.1500	2.320000
							Retail	6	115,030,365.82	18.91%	35	4.8923	1.650558
Nebraska	1	24,845,349.38	4.08%	37	4.7000	1.320000
							Totals	113	608,355,962.12	100.00%	34	4.7541	1.592158
New Jersey	1	9,251,632.12	1.52%	37	5.1000	0.680000

New York	22	127,570,947.60	20.97%	28	4.2364	1.963396

North Carolina	3	38,272,500.00	6.29%	36	4.9521	(0.259259)

Oregon	2	20,240,193.73	3.33%	36	4.6062	1.433999

Pennsylvania	1	2,054,556.07	0.34%	34	5.1500	2.320000

Texas	3	36,907,158.01	6.07%	36	4.8186	1.599877

Utah	2	54,934,432.20	9.03%	35	4.9681	1.951934

Virginia	22	40,684,210.51	6.69%	36	5.3000	0.630000

Totals	113	608,355,962.12	100.00%	34	4.7541	1.592158

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	8,617,181.54	1.42%	35	5.0000	NAP	Defeased	1	8,617,181.54	1.42%	35	5.0000	NAP
	4.41400% or less	3	119,002,069.68	19.56%	36	4.1839	1.922418	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.41401% to 4.91400%	9	227,407,231.62	37.38%	31	4.6948	1.751636	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.91401% or greater	14	253,329,479.28	41.64%	35	5.0669	1.295974	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	27	608,355,962.12	100.00%	34	4.7541	1.592158	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	26	599,738,780.58	98.58%	34	4.7506	1.593052
								Totals	27	608,355,962.12	100.00%	34	4.7541	1.592158
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	8,617,181.54	1.42%	35	5.0000	NAP	Defeased	1	8,617,181.54	1.42%	35	5.0000	NAP
	84 months or less	26	599,738,780.58	98.58%	34	4.7506	1.593052	Interest Only	12	351,028,117.11	57.70%	32	4.7097	1.843154
85 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	359 months or less	14	248,710,663.47	40.88%	36	4.8083	1.240060
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	27	608,355,962.12	100.00%	34	4.7541	1.592158	Totals	27	608,355,962.12	100.00%	34	4.7541	1.592158
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	8,617,181.54	1.42%	35	5.0000	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	25	593,417,827.49	97.54%	34	4.7480	1.599156
	13 months to 24 months	1	6,320,953.09	1.04%	37	4.9900	1.020000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	27	608,355,962.12	100.00%	34	4.7541	1.592158
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 26

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A1	30502589	OF	Brooklyn	NY	Actual/360	4.390%	215,422.06	109,688.69	0.00	N/A	05/06/29	--	56,985,774.35	56,876,085.66	04/06/26
2A1	30502262	Various Chicago		IL	Actual/360	4.554%	235,290.00	0.00	0.00	N/A	02/06/29	--	60,000,000.00	60,000,000.00	04/06/26
3A1	30316378	MF	Davie	FL	Actual/360	4.992%	128,971.16	0.00	0.00	N/A	01/06/29	--	30,000,000.00	30,000,000.00	04/06/26
3A2	30316379				Actual/360	4.992%	128,971.16	0.00	0.00	N/A	01/06/29	--	30,000,000.00	30,000,000.00	04/06/26
4A12A	30502512	OF	New York	NY	Actual/360	3.914%	168,519.44	0.00	0.00	N/A	03/11/29	--	50,000,000.00	50,000,000.00	04/11/26
5A1	30502172	OF	Various	VA	Actual/360	5.300%	148,542.57	0.00	0.00	N/A	04/06/29	--	32,547,368.41	32,547,368.41	04/06/26
5A5	30502641				Actual/360	5.300%	37,135.64	0.00	0.00	N/A	04/06/29	--	8,136,842.06	8,136,842.06	04/06/26
6	30502802	LO	Various	Various	Actual/360	4.958%	149,428.61	0.00	0.00	N/A	05/01/29	--	35,000,000.00	35,000,000.00	04/01/26
7	30502230	RT	Lehi	UT	Actual/360	4.900%	135,022.22	0.00	0.00	N/A	03/06/29	--	32,000,000.00	32,000,000.00	04/06/26
8	30501946	RT	Margate	FL	Actual/360	4.900%	127,933.41	41,103.05	0.00	N/A	01/06/29	--	30,319,965.90	30,278,862.85	04/06/26
9A1	30502265	MF	Various	Various	Actual/360	5.150%	128,606.94	5,389,830.89	0.00	N/A	02/01/29	--	29,000,000.00	23,610,169.11	04/01/26
10	30502534	OF	Charlotte	NC	Actual/360	4.950%	120,841.88	0.00	0.00	N/A	04/01/29	--	28,350,000.00	28,350,000.00	08/01/25
11	30502804	RT	Omaha	NE	Actual/360	4.700%	100,703.33	36,735.69	0.00	N/A	05/01/29	--	24,882,085.07	24,845,349.38	04/01/26
12	30502007	OF	Lehi	UT	Actual/360	5.063%	100,213.17	51,265.44	0.00	N/A	04/06/29	--	22,985,697.64	22,934,432.20	04/06/26
13	30502783	Various New York		NY	Actual/360	4.500%	68,657.05	0.00	0.00	N/A	05/01/24	05/01/26	17,717,948.00	17,717,948.00	04/01/26
14A1	30502392	OF	Houston	TX	Actual/360	4.630%	79,738.89	0.00	0.00	N/A	04/06/29	--	20,000,000.00	20,000,000.00	04/06/26
15A	30502627	OF	Beverly Hills	CA	Actual/360	4.800%	69,233.33	0.00	0.00	N/A	06/06/29	--	16,750,000.00	16,750,000.00	04/06/26
16	30502647	MU	Portland	OR	Actual/360	4.460%	56,765.58	20,015.83	0.00	N/A	05/06/29	--	14,780,565.75	14,760,549.92	03/06/26
17	30502936	MF	Kingsville	TX	Actual/360	5.000%	52,604.94	21,208.03	0.00	N/A	05/01/29	--	12,217,920.42	12,196,712.39	04/01/24
18	30502914	OF	Lake Forest	CA	Actual/360	4.330%	45,275.73	16,803.59	0.00	N/A	06/06/29	--	12,142,787.61	12,125,984.02	04/06/26
19	30502095	RT	Coeur dAlene	ID	Actual/360	4.874%	46,474.55	18,610.60	0.00	N/A	02/06/29	--	11,073,132.07	11,054,521.47	04/06/26
20A1A	30502777	RT	Howell	NJ	Actual/360	5.100%	40,689.83	13,605.15	0.00	N/A	05/01/29	--	9,265,237.27	9,251,632.12	01/01/24
21	30502037	MH	Morgan Hill	CA	Actual/360	5.000%	37,167.08	15,173.03	0.00	N/A	03/06/29	--	8,632,354.57	8,617,181.54	04/06/26
22	30502013	RT	Miami Gardens	FL	Actual/360	5.232%	34,240.53	0.00	0.00	N/A	01/06/29	--	7,600,000.00	7,600,000.00	04/06/26
24	30502672	MU	Deerfield	IL	Actual/360	4.990%	27,193.70	7,659.99	0.00	N/A	05/06/29	--	6,328,613.08	6,320,953.09	02/06/25
25	30502036	MH	Fairview	OR	Actual/360	5.000%	23,634.45	9,648.49	0.00	N/A	03/06/29	--	5,489,292.30	5,479,643.81	04/06/26
33	30502035	MH	Willows	CA	Actual/360	5.250%	8,611.88	3,205.28	0.00	N/A	03/06/29	--	1,904,931.37	1,901,726.09	04/06/26
Totals							2,515,889.13	5,754,553.75	0.00				614,110,515.87	608,355,962.12
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 26

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	8,568,234.27	7,205,448.96	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	11,004,009.52	11,207,373.94	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1	7,137,872.88	6,810,692.68	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3A2	7,137,872.88	6,810,692.68	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4A12A	55,953,698.19	56,889,291.82	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5A1	22,035,626.62	13,452,076.76	04/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5A5	22,035,626.62	13,452,076.76	04/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	16,118,194.41	15,083,803.58	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,282,408.22	3,732,510.59	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,654,027.22	3,456,854.96	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9A1	9,166,200.17	9,424,066.95	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,754,552.13	(873,333.66)	01/01/25	12/31/25	08/11/25	6,306,456.09	210,608.02	93,550.63	736,157.98	0.00	0.00
11	2,426,462.75	2,442,320.93	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,682,051.65	2,927,797.22	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	8,666,818.72	8,787,148.36	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14A1	3,360,000.00	3,360,000.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15A	704,474.63	716,258.80	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	999,444.84	964,151.76	01/01/25	12/31/25	--	0.00	0.00	76,749.59	76,749.59	0.00	0.00
17	531,652.61	922,217.85	01/01/25	12/31/25	02/09/26	1,260,584.39	43,512.48	68,205.63	1,727,366.84	506,043.62	0.00
18	1,454,876.80	1,251,484.51	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,368,862.50	1,269,177.87	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20A1A	2,010,426.84	2,286,321.64	01/01/25	09/30/25	04/09/26	3,940,914.90	460,330.41	989,744.99	989,744.99	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1,006,162.40	862,452.91	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	588,673.91	483,484.71	04/01/24	03/31/25	10/09/25	1,008,535.16	43,349.84	30,427.69	444,413.92	219,596.54	0.00
25	1,043,479.63	1,063,182.06	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
33	329,102.04	347,989.56	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	195,020,812.45	174,335,544.20				12,516,490.54	757,800.75	1,258,678.53	3,974,433.32	725,640.16	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 14 of 26

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
9A1	30502265	5,389,830.89	Curtailment w/ yield maintenance	0.00	246,931.06
Totals		5,389,830.89		0.00	246,931.06
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 15 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/15/26	0	0.00	0	0.00	3	46,867,665.48	1	6,320,953.09	0	0.00	1	23,610,169.11	1	5,389,830.89	0	0.00	4.754121%	4.734633%	34
03/13/26	0	0.00	0	0.00	3	46,896,533.50	1	6,328,613.08	0	0.00	2	40,684,210.47	0	0.00	0	0.00	4.757576%	4.738109%	35
02/13/26	0	0.00	0	0.00	3	46,932,982.31	1	6,338,864.93	0	0.00	0	0.00	2	1,421,052.64	0	0.00	4.757553%	4.738088%	36
01/15/26	0	0.00	0	0.00	3	46,961,570.47	1	6,346,448.28	0	0.00	0	0.00	0	0.00	0	0.00	4.758784%	4.739324%	37
12/15/25	0	0.00	0	0.00	3	46,990,036.14	0	0.00	0	0.00	2	42,105,263.11	0	0.00	3	3,066,904.30	4.763773%	4.744379%	37
11/17/25	0	0.00	1	28,350,000.00	2	18,670,960.16	0	0.00	0	0.00	0	0.00	2	3,159,048.05	0	0.00	4.766128%	4.746768%	38
10/16/25	1	28,350,000.00	0	0.00	2	18,699,171.36	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.768781%	4.749431%	39
09/15/25	0	0.00	0	0.00	2	18,729,850.13	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.768753%	4.749405%	40
08/15/25	0	0.00	0	0.00	2	18,757,808.99	0	0.00	0	0.00	0	0.00	2	477,443.61	0	0.00	4.768727%	4.749380%	41
07/15/25	0	0.00	0	0.00	2	18,785,648.05	0	0.00	0	0.00	0	0.00	0	0.00	9	13,089,327.89	4.769103%	4.749759%	42
06/13/25	0	0.00	0	0.00	2	18,815,968.19	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.778900%	4.759686%	42
05/15/25	0	0.00	0	0.00	2	18,843,558.05	0	0.00	0	0.00	2	45,741,754.77	1	1,709,402.00	0	0.00	4.778869%	4.759657%	43
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 16 of 26

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
10	30502534	08/01/25	7	6	93,550.63	736,157.98	773.30	28,350,000.00	06/06/24	13
16	30502647	03/06/26	0	B	76,749.59	76,749.59	0.00	14,780,565.75
17	30502936	04/01/24	23	6	68,205.63	1,727,366.84	510,532.82	12,704,267.74	10/28/22	13
24	30502672	02/06/25	13	6	30,427.69	444,413.92	283,337.69	6,433,863.68	05/28/25	13		09/17/25
Totals					268,933.54	2,984,688.33	794,643.81	62,268,697.17
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 26

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		17,717,948	17,717,948	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		402,510,748	374,160,748	28,350,000		0
37 - 48 Months		188,127,267	169,609,601	12,196,712		6,320,953
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-26	608,355,962	561,488,297	0	0	46,867,665	0
Mar-26	614,110,516	567,213,982	0	0	46,896,534	0
Feb-26	614,559,012	567,626,029	0	0	40,594,117	6,338,865
Jan-26	616,341,492	569,379,922	0	0	40,615,122	6,346,448
Dec-25	622,967,101	575,977,065	0	0	46,990,036	0
Nov-25	626,421,073	579,400,113	0	28,350,000	18,670,960	0
Oct-25	629,937,059	582,887,888	28,350,000	0	18,699,171	0
Sep-25	630,321,210	611,591,360	0	0	18,729,850	0
Aug-25	630,675,147	611,917,338	0	0	18,757,809	0
Jul-25	631,505,093	612,719,445	0	0	18,785,648	0
Jun-25	644,974,297	626,158,329	0	0	18,815,968	0
May-25	645,323,834	626,480,276	0	0	18,843,558	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 18 of 26

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
10	30502534	28,350,000.00	28,350,000.00	21,620,000.00	04/22/25	(873,333.66)	(0.61000)	12/31/25	04/01/29	I/O
17	30502936	12,196,712.39	12,704,267.74	14,700,000.00	10/09/25	922,217.85	1.04000	12/31/25	05/01/29	276
20A1A	30502777	9,251,632.12	9,618,933.10	31,700,000.00	01/12/26	3,056,803.66	0.75000	09/30/25	05/01/29	277
24	30502672	6,320,953.09	6,433,863.68	6,100,000.00	07/28/25	483,484.71	1.16000	12/31/25	05/06/29	277
Totals		56,119,297.60	57,107,064.52	74,120,000.00		3,589,172.56

© 2021 Computershare. All rights reserved. Confidential.										Page 19 of 26

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
10	30502534	OF	NC	06/06/24	13

4.3.2026: Parties are negotiating purchase contract terms. Expectation is that the purchase contract will be executed in coming days. Elevator repairs and roof replacements are completed, and contractors are working on final punch-list items.

Projected c losing is estimated for late 2Q/early 3Q 2026.

17	30502936	MF	TX	10/28/22	13

04/06/26 - Loan transferred to Special Servicing on 10/31/22 due to Imminent Monetary Default. The property is a 129-unit (306 beds) 3-story student housing complex. The property was suffering from lower occupancy due to declining enrollment at Texas A &M-Kingsville and higher than expected non-controllable operating expenses. A receiver was appointed on 08/17/23 to manage and stabilize the property. As of 03/31/26, the property is 86.93% occupied and is 45.10%

preleased (53.27% approved with pending) for the 2026/2027 school year. Updated BOVs have been received. SS is evaluating the appropriate time to begin marketing the property for sale.

20A1A	30502777	RT	NJ	09/10/20	1

4/9/2026 - The Loan transferred to Special Servicing in September 2020 following the occurrence of a Payment Default in August 2020. Borrower and Special Servicer have executed a Loan Modification Agreement. Loan is performing under the

Modification Agreement as of April 2026. Borrower has communicated that they are seeking an additional Loan modification, and the request is being reviewed by the Special Servicer.

24	30502672	MU	IL	05/28/25	13

04/08/2026: $6.5MM loan secured by mixed-use neighborhood shopping center located in Deerfield, Illinois. Loan transferred to special servicing May 28, 2025 due to past-due payments. Loan is currently due for March 6, 2025 payment.

Shopping center is 100% occupied as of June 30, 2025. Cash management was triggered Q-2 2025 due to increased taxes and insufficient tax escrow. Borrower states rents plus reimbursements are insufficient to make loan current. Judge approved appointment of Receiver on 11/7/2025 . Receiver is preparing for sale.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 20 of 26

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5A1	30502172	39,346,085.12	5.30000%	39,306,620.44	5.30000%	8	08/04/20	08/06/20	08/17/20
5A1	30502172	0.00	5.30000%	0.00	5.30000%	8	08/17/20	08/06/20	08/04/20
5A1	30502172	0.00	5.30000%	0.00	5.30000%	8	04/11/25	04/11/25	05/01/25
5A1	30502172	0.00	5.30000%	0.00	5.30000%	8	10/28/25	10/06/25	11/19/25
5A1	30502172	0.00	5.30000%	0.00	5.30000%	8	11/19/25	10/06/25	10/28/25
5A1	30502172	0.00	5.30000%	0.00	5.30000%	8	01/30/26	01/30/26	02/11/26
5A5	30502641	9,836,521.27	5.30000%	9,826,655.10	5.30000%	8	08/04/20	08/06/20	08/17/20
5A5	30502641	0.00	5.30000%	0.00	5.30000%	8	08/17/20	08/06/20	08/04/20
5A5	30502641	0.00	5.30000%	0.00	5.30000%	8	04/11/25	04/11/25	05/01/25
5A5	30502641	0.00	5.30000%	0.00	5.30000%	8	10/28/25	10/06/25	11/19/25
5A5	30502641	0.00	5.30000%	0.00	5.30000%	8	11/19/25	10/06/25	10/28/25
5A5	30502641	0.00	5.30000%	0.00	5.30000%	8	01/30/26	01/30/26	02/11/26
8	30501946	0.00	4.90000%	0.00	4.90000%	8	06/09/20	07/06/20	06/10/20
9A1	30502265	29,000,000.00	5.15000%	23,610,169.11	5.15000%	8	02/26/26	03/12/26	04/08/26
13	30502783	0.00	4.50000%	0.00	4.50000%	8	11/16/24	11/16/24	12/20/24
13	30502783	0.00	4.50000%	0.00	4.50000%	8	12/20/24	11/16/24	11/16/24
20A1A	30502777	0.00	5.10000%	0.00	5.10000%	8	10/31/23	10/31/23	12/12/23
20A1A	30502777	0.00	5.10000%	0.00	5.10000%	8	12/12/23	10/31/23	10/31/23
28	30315749	0.00	5.26000%	0.00	5.26000%	9	05/14/24	01/01/24	06/12/24
28	30315749	0.00	5.26000%	0.00	5.26000%	1	12/31/24	01/01/25	01/16/25
28	30315749	0.00	5.26000%	0.00	5.26000%	1	01/16/25	01/01/25	12/31/24
29	30315757	0.00	5.25000%	0.00	5.25000%	9	05/14/24	01/01/24	06/11/24
29	30315757	0.00	5.25000%	0.00	5.25000%	1	01/01/25	01/01/25	01/31/25
30	30315760	0.00	5.26000%	0.00	5.26000%	9	05/14/24	01/01/24	06/11/24
30	30315760	0.00	5.26000%	0.00	5.26000%	1	01/01/25	01/01/25	01/30/25
31	30315756	0.00	5.26000%	0.00	5.26000%	9	05/14/24	01/01/24	06/06/24
32	30315761	0.00	5.25000%	0.00	5.25000%	9	05/14/24	01/01/24	06/05/24
32	30315761	0.00	5.25000%	0.00	5.25000%	1	01/01/25	01/01/25	01/30/25
34	30315763	0.00	5.25000%	0.00	5.25000%	9	05/14/24	01/01/24	06/06/24
35	30315746	0.00	5.25000%	0.00	5.25000%	9	05/14/24	01/01/24	06/11/24
35	30315746	0.00	5.25000%	0.00	5.25000%	1	01/01/25	01/01/25	01/30/25
36	30315750	0.00	5.25000%	0.00	5.25000%	9	05/14/24	01/01/24	06/11/24

© 2021 Computershare. All rights reserved. Confidential.									Page 21 of 26

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
36	30315750	0.00	5.25000%	0.00	5.25000%	1	12/31/24	01/01/25	01/16/25
37	30315751	0.00	5.25000%	0.00	5.25000%	9	05/14/24	01/01/24	06/06/24
37	30315751	0.00	5.25000%	0.00	5.25000%	1	12/31/24	01/01/25	01/16/25
38	30315752	0.00	5.25000%	0.00	5.25000%	9	05/14/24	01/01/24	06/06/24
38	30315752	0.00	5.25000%	0.00	5.25000%	1	12/31/24	01/01/25	01/17/25
39	30315762	0.00	5.25000%	0.00	5.25000%	9	05/14/24	01/01/24	06/12/24
39	30315762	0.00	5.25000%	0.00	5.25000%	1	01/01/25	01/01/25	01/30/25
39	30315762	0.00	5.25000%	0.00	5.25000%	1	01/30/25	01/01/25	01/01/25
40	30315748	0.00	5.26000%	0.00	5.26000%	9	05/14/24	01/01/24	06/12/24
40	30315748	0.00	5.26000%	0.00	5.26000%	1	01/01/25	01/01/25	01/30/25
40	30315748	0.00	5.26000%	0.00	5.26000%	1	01/30/25	01/01/25	01/01/25
41	30315753	0.00	5.26000%	0.00	5.26000%	9	05/14/24	01/01/24	06/12/24
41	30315753	0.00	5.26000%	0.00	5.26000%	1	12/31/24	01/01/25	01/17/25
42	30315755	0.00	5.25000%	0.00	5.25000%	9	05/14/24	01/01/24	06/10/24
42	30315755	0.00	5.25000%	0.00	5.25000%	1	01/01/25	01/01/25	01/31/25
43	30315759	0.00	5.25000%	0.00	5.25000%	9	05/14/24	01/01/24	06/11/24
43	30315759	0.00	5.25000%	0.00	5.25000%	1	01/01/25	01/01/25	01/31/25
43	30315759	0.00	5.25000%	0.00	5.25000%	1	01/31/25	01/01/25	01/01/25
44A1	30315745	0.00	5.25000%	0.00	5.25000%	9	05/14/24	01/01/24	06/04/24
44A1	30315745	0.00	5.25000%	0.00	5.25000%	1	01/01/25	01/01/25	01/30/25
45	30315747	0.00	5.26000%	0.00	5.26000%	9	05/14/24	01/01/24	06/10/24
45	30315747	0.00	5.26000%	0.00	5.26000%	1	12/31/24	01/01/25	01/16/25
Totals		29,000,000.00		23,610,169.11
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 22 of 26

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
31	30315756 07/15/24	2,939,256.49	31,900,000.00	21,965,698.11	19,026,533.57	21,965,688.00	2,939,154.43	102.06	0.00	0.00	102.06	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		2,939,256.49	31,900,000.00	21,965,698.11	19,026,533.57	21,965,688.00	2,939,154.43	102.06	0.00	0.00	102.06

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 23 of 26

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
31	30315756	07/15/24	0.00	0.00	102.06	0.00	0.00	102.06	0.00	0.00	102.06
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	102.06	0.00	0.00	102.06	0.00	0.00	102.06

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 26

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
10	0.00	0.00	6,103.13	0.00	0.00	26,867.69	0.00	0.00	0.00	0.00	0.00	0.00
15A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	16.29	0.00	0.00	0.00
16	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	99.36	0.00	0.00	0.00
17	0.00	0.00	2,630.25	0.00	0.00	5,424.80	0.00	0.00	0.00	0.00	0.00	0.00
20A1A	0.00	0.00	1,994.60	0.00	0.00	17,298.70	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	121.25	0.00	0.00	0.00
24	0.00	0.00	1,362.41	0.00	0.00	4,331.45	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.65	0.00	0.00	0.00
Total	0.00	0.00	12,090.39	0.00	0.00	53,922.64	0.00	0.00	237.55	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		66,250.58

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 26

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 26 of 26